SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	1 Months Ended		12 Months Ended
	Aug. 23, 2018 share $ / shares	May 29, 2018 share $ / shares	Nov. 30, 2020 share $ / shares	Nov. 30, 2019 share $ / shares	Nov. 30, 2018 share $ / shares
Disclosure of classes of share capital [abstract]
Number of Options outstanding, beginning balance | share			3,150,000	125,000	750,000
Weighted Average Exercise Price, beginning balance | $ / shares			$ 0.58	$ 0.30	$ 0.17
Number of stock options granted | share				3,300,000
Exercise price of stock options granted | $ / shares				$ 0.58
Number of Options Exercised | share	(500,000)	(125,000)		(125,000)	(625,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.10	$ 0.30		$ 0.30	$ 0.14
Number of Options Cancelled | share			(200,000)	(150,000)
Weighted Average Exercise Price Cancelled | $ / shares			$ 0.60	$ 0.60
Number of Options outstanding, ending balance | share			2,950,000	3,150,000	125,000
Weighted Average Exercise Price, ending balance | $ / shares			$ 0.58	$ 0.58	$ 0.30